Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Allocation of the Purchase Price
The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$6,641
Property and equipment, net	1,283
Other assets	142
Favorable leasehold interest	110
Non-compete intangibles	1,700
Trade name	25,500
Payor relationships	115,100
Goodwill	151,188
Accounts payable and accrued expenses	(1,001)

Total purchase price, including non-compete intangibles	$300,663

The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$2,217
Inventory	264
Property and equipment, net	1,636
Payor relationships	175,172
Non-compete intangibles	45,191
Other acquired intangibles	113,237
Other assets	116
Goodwill	270,245
Accounts payable and accrued expenses	(140)

Total purchase price, including non-compete intangibles	$607,938

The following table provides the allocation of the purchase price:

(in thousands)
Property and equipment	$2,409
Non-compete intangibles	1,022
Acquired intangibles	117,014
Goodwill	74,852
Other assets	87

Total purchase price, including non-compete intangibles	$195,384

The following table provides the allocation of the purchase price:

(in thousands)
Cash and cash equivalents	$191
Accounts receivable	486
Inventory	155
Property and equipment	1,518
Non-compete intangibles	846
Acquired intangibles	43,549
Goodwill	13,738
Accounts payable	(274)

Total purchase price, including non-compete intangibles	$60,209

The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable	$321
Property and equipment	942
Non-compete intangibles	270
Acquired intangibles	40,400
Goodwill	68,019
Other assets	60

Total Purchase Price	$110,012

Summary of Company's Assets and Liabilities and Reconciliation of Cash Paid for Net Assets Acquired
The net effect of acquisitions to the Company’s assets and liabilities and reconciliation of cash paid for net assets acquired for the years ended December 31, 2021, 2020 and 2019, including amounts related to acquisitions not disclosed above, was as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Assets acquired
Accounts receivable	$50,979	$486	$321
Other assets	2,108	433	632
Property and equipment	3,582	4,011	1,220
Goodwill	535,318	92,289	77,971
Intangibles	637,766	162,542	52,212

Total assets acquired	1,229,753	259,761	132,356

Liabilities Assumed
Amounts due to seller	49,195	16,288	39,751
Other liabilities	45,782	1,548	—

Total liabilities assumed	94,977	17,836	39,751

Net Assets Acquired	1,134,776	241,925	92,605
Issuance of equity in connection with acquisitions	64,469	34,300	9,250

Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$1,070,307	$207,625	$83,355

Summary of Pro Forma Information of the Combined Results of Operations	The following unaudited pro forma financial information summarizes the combined results of operations for the Company and its acquisitions of University and HP, as if the companies were combined as of January 1, 2020:

	Years Ended December 31,
(in thousands)	2021	2020
Revenue	$1,763,820	$1,241,294

Net loss	$(123,926)	$(55,341)